Financial risk management, objective and policies	12 Months Ended
Mar. 31, 2023
Financial risk management, objective and policies

39. Financial risk management, objective and policies

The Group’s activities are exposed to variety of financial risk: credit risk, liquidity risk and foreign currency risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are summarized below:

a) Credit risk

Credit risk is the risk that a counter party will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2022	2023
Trade and other receivables	1,934,713	3,061,209
Other financial assets	684,940	706,236
Cash and cash equivalents (except cash in hand)	800,027	503,476
Total	3,419,680	4,270,921

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.

The age of Trade and other receivables at the reporting date was:

	March 31,
	2022	Impairment	2023	Impairment
0 - 30 days	1,512,534	-	1,565,505	-
31 - 90 days	304,480	-	1,047,928	-
91 - 180 days	97,579	-	247,967	16,771
More than 180 days	314,445	2,94,325	653,429	435,275
Total	2,229,038	294,325	3,514,829	452,046

The movement in the allowance for expected credit loss and amounts impaired in respect of trade, refund & other receivables and contract assets during the year was as follows:

	March 31,
	2022	2023
Balance at the beginning of the year	6,87,511	2,94,325
Provisions accrued during the year*	26,412	1,58,092
Amount written off during the year	(4,21,693)	-
Provision moved to allowance for doubtful other financial assets (refer note 27)	-	(429)
Effect of movement in exchange rate	2,095	58
Balance at the end of the year	2,94,325	4,52,046

*	includes amount of INR Nil (March 31, 2022: INR 3,837) provision for trade receivable from joint venture.

Allowances for doubtful debts mainly represent amounts due from airlines, hotels and customers. Based on historical experience, the Group believes that no impairment allowance is necessary, apart from above, in respect of trade receivables.

b) Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the consolidated entity aims to maintain flexibility in funding by keeping committed credit lines available.

The Group manages liquidity by maintaining adequate reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and financial liabilities.

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2022 and 2023.

As at March 31, 2022

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	7,180	7,988	3,426	4,562	-
Lease liabilities	269,659	398,659	74,457	239,584	84,618
Trade and other payables	2,437,317	2,437,317	2,394,712	42,605	-
Factoring	351,399	351,399	351,399	-	-
Other Current liabilities	512,877	512,877	512,877	-	-
Total	3,578,432	3,708,240	3,336,871	286,751	84,618

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

As at March 31, 2023

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	23,875	29,287	6,894	22,393	-
Lease liabilities	251,228	349,377	79,832	240,906	28,639
Trade and other payables	2,176,353	2,176,353	2,176,353	-	-
Factoring	1,089,699	1,089,699	1,089,699	-	-
Non Convertible Debenture	417,178	417,178	417,178	-	-
Unsecured loan	821,900	912,309	912,309	-	-
Other Current liabilities	490,103	490,103	490,103	-	-
Total	5,270,336	5,464,306	5,172,368	263,299	28,639

*	Represents Undiscounted cash flows of interest and principal

Based on the past performance and current expectations, the Group believes that the cash and cash equivalent and cash generated from operations will satisfy the working capital needs, funding of operational losses, capital expenditure, commitments and other liquidity requirements associated with its existing operations through at least the next 12 months. In addition, there are no transactions, arrangements and other relationships with any other person that are reasonably likely to materially affect or the availability of the requirement of capital resources.

c) Foreign currency risk

Foreign currency Risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of the changes in foreign exchange rates. The Group operates through subsidiaries in India, Singapore and United States. The functional currency of these subsidiaries is the local currency in the respective countries and accordingly there are no related significant foreign currency exposures.

The Company currently does not have any hedging agreements or similar arrangements with any counter-party to cover its exposure to any fluctuations in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating transactions which are denominated in currency other than subsidiary’s functional currency (foreign currency denominated receivables and payables).

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in exchange rates. Any change in the exchange rate of USD, Euro, GBP and SGD against currencies other than INR is not expected to have significant impact on the Group’s profit or loss. Accordingly, a 5% appreciation/depreciation of the USD, Euro, GBP and SGD currency as indicated below, against the INR would have decreased/increased the loss/gain by the amount shown below; this analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of reporting period. The analysis assumes that all other variables remain constant.

	March 31,
	2022	2023
5% strengthening/weakening of USD against INR	1,339	3,957

5% strengthening/weakening of Euro against INR	1,157	1,670

5% strengthening/weakening of GBP against INR	932	997

5% strengthening/weakening of SGD against INR	121	-194

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)